Net Income per Share	12 Months Ended
Dec. 31, 2017
Net Income per Share
Net Income per Share

11. Net Income per Share

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the period. Options and RSUs are not considered outstanding in the computation of basic earnings per share (“EPS”). Diluted EPS is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the years ended December 31, 2015, 2016 and 2017, options to purchase ordinary shares and RSUs of 9.8 million, 8.1 million and 4.8 million, respectively, were recognized as dilutive factors and included in the calculation of diluted net income per share. For the years ended December 31, 2015, 2016 and 2017, options and RSUs which were anti-dilutive and excluded from the calculation of diluted net income per share were 0.4 million, 0.03 million and nil, respectively. For the year ended December 31, 2017, 1.2 million shares convertible from the convertible debt were anti-dilutive and excluded from the calculation of diluted net income per share.

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Year Ended December 31,
	2015	2016	2017
	(In thousands, except per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo	$34,745	$108,027	$352,590
Denominator:
Weighted average ordinary shares outstanding	208,163	214,745	220,555
Basic net income per share attributable to Weibo	$0.17	$0.50	$1.60

Diluted net income per share calculation:
Numerator:
Net income attributable for calculating diluted net income per share	$34,745	$108,027	$352,590
Denominator:
Weighted average ordinary shares outstanding	208,163	214,745	220,555
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	8,572	4,334	1,213
Unvested restricted share units	1,183	3,780	3,595
Shares used in computing diluted net income per share attributable to Weibo	217,918	222,859	225,363
Diluted net income per share attributable to Weibo	$0.16	$0.48	$1.56